Trade receivables - Trade receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 1,361	$ 1,390
US dollar (USD)
Disclosure of geographical areas [line items]
Total trade receivables, net	477	463
Euro (EUR)
Disclosure of geographical areas [line items]
Total trade receivables, net	214	243
Japanese yen (JPY)
Disclosure of geographical areas [line items]
Total trade receivables, net	168	168
Chinese yuan (CNY)
Disclosure of geographical areas [line items]
Total trade receivables, net	121	102
Indian rupee (INR)
Disclosure of geographical areas [line items]
Total trade receivables, net	30	33
Canadian dollar (CAD)
Disclosure of geographical areas [line items]
Total trade receivables, net	32	30
Australian dollar (AUD)
Disclosure of geographical areas [line items]
Total trade receivables, net	29	29
British pound (GBP)
Disclosure of geographical areas [line items]
Total trade receivables, net	21	24
Russian ruble (RUB)
Disclosure of geographical areas [line items]
Total trade receivables, net	28	34
South Korean won (KRW)
Disclosure of geographical areas [line items]
Total trade receivables, net	31	29
Other currencies
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 210	$ 235